Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) ($ thousands) (4)
2022	2,130,142	1,933,980	835,055	652,882	53.30	(16,435)
2021	1,468,475	986,375	592,501	378,216	70.61	(14,410)

Named Executive Officers, Footnote [Text Block]	The NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2021	Mr. Burnett	Mr. D'Alessandro and Mr. Piferi

PEO Total Compensation Amount	$ 2,130,142	$ 1,468,475
PEO Actually Paid Compensation Amount	$ 1,933,980	986,375
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2022. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2022	2021
Summary Compensation Table Total for PEO	2,130,142	1,468,475
Less: Grant Date Fair Value of Equity Awards	(1,209,602)	(506,010)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	865,816	394,586
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(175,560)	(495,309)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	323,184	124,633
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid for PEO	1,933,980	986,375

Non-PEO NEO Average Total Compensation Amount	$ 835,055	592,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 652,882	378,216
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2022. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2022	2021
Average of Summary Compensation Table Total for NEOs (other than PEO)	835,055	592,501
Less: Grant Date Fair Value of Equity Awards	(378,194)	(139,143)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	279,546	108,504
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(77,399)	(225,992)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(6,126)	42,346
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Average Compensation Actually Paid for NEOs (other than PEO)	652,882	378,216

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Total Shareholder Return (TSR): Our TSR for 2022 decreased compared to 2021 due to general market conditions. Given the variation in general market conditions, we have not historically correlated compensation decisions directly to TSR. However, a portion of PEO and NEO compensation is in the form of stock options, which correlates such compensation to TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Net Income: Net income decreased during 2022, compared to 2021. Given our Company has incurred net losses since our inception, we have not historically looked to net income (loss) as a performance measure for our executive compensation program.
Total Shareholder Return Amount	$ 53.30	70.61
Net Income (Loss)	$ (16,435,000)	$ (14,410,000)
PEO Name	Mr. Burnett	Mr. Burnett
Additional 402(v) Disclosure [Text Block]	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.Amounts reflect the Company's net income as reported in our audited financial statements for the applicable year.
Description of Relationship Between Compensation Actually Paid and Company Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “Compensation Actually Paid,” calculated in accordance with Item 402(v) of Regulation S-K, for a particular year. However, we believe the values reflected above for Compensation Actually Paid in each of the covered years demonstrate how the Compensation Committee structures our compensation program to prioritize “pay for performance.” The fluctuations in Compensation Actually Paid reflect (i) shifts in our stock performance over the covered years since a significant portion of the compensation paid to our NEOs is in the form of equity grants that include stock option grants and restricted stock subject to time-based vesting conditions only and (ii) attainment of pre-established goals under our annual bonus program. It is important to note that Compensation Actually Paid to our NEOs does not necessarily reflect the actual value that an executive will receive in the stated fiscal year as such value will depend on a variety of factors.

In 2021, the Summary Compensation Table included option awards and stock awards for the PEO and two NEOs that were associated with performance in 2020. In 2022, the Summary Compensation Table included option awards and stock awards for the PEO and other NEOs that were associated with performance in 2021.

The following describes how each of the financial measures in the table above, across the period included, relate to the trends in Compensation Actually Paid to the PEO and the other NEOs:
	All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,209,602)	$ (506,010)
PEO [Member] | Fair Value of Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	865,816	394,586
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(175,560)	(495,309)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,184	124,633
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(378,194)	(139,143)
Non-PEO NEO [Member] | Fair Value of Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	279,546	108,504
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(77,399)	(225,992)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,126)	42,346
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0